Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD CHESTER FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement Income Fund Institutional Shares
Return Before Taxes	–1.98%	2.91%
Return After Taxes on Distributions	–2.94	2.10
Return After Taxes on Distributions and Sale of Fund Shares	–1.05	1.94
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.12%
MSCI US Broad Market Index	–5.28	—
Target Income Composite Index	–1.98	3.03

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2015 Fund Institutional Shares
Return Before Taxes	–2.91%	3.29%
Return After Taxes on Distributions	–3.97	2.49
Return After Taxes on Distributions and Sale of Fund Shares	–1.47	2.28
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	—%
MSCI US Broad Market Index	–5.28	6.60
Target 2015 Composite Index	–2.88	3.43

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2020 Fund Institutional Shares
Return Before Taxes	–4.21%	3.60%
Return After Taxes on Distributions	–5.01	2.89
Return After Taxes on Distributions and Sale of Fund Shares	–2.30	2.57
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2020 Composite Index	–4.13	3.76

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2025 Fund Institutional Shares
Return Before Taxes	–5.02%	3.77%
Return After Taxes on Distributions	–5.76	3.10
Return After Taxes on Distributions and Sale of Fund Shares	–2.75	2.73
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2025 Composite Index	–5.01	3.93

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2030 Fund Institutional Shares
Return Before Taxes	–5.82%	3.85%
Return After Taxes on Distributions	–6.50	3.21
Return After Taxes on Distributions and Sale of Fund Shares	–3.19	2.82
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2030 Composite Index	–5.74	4.04

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2035 Fund Institutional Shares
Return Before Taxes	–6.56%	3.93%
Return After Taxes on Distributions	–7.21	3.32
Return After Taxes on Distributions and Sale of Fund Shares	–3.60	2.91
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2035 Composite Index	–6.48	4.14

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2040 Fund Institutional Shares
Return Before Taxes	–7.31%	3.99%
Return After Taxes on Distributions	–7.91	3.42
Return After Taxes on Distributions and Sale of Fund Shares	–4.02	2.99
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2040 Composite Index	–7.23	4.23

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2045 Fund Institutional Shares
Return Before Taxes	–7.87%	4.03%
Return After Taxes on Distributions	–8.43	3.48
Return After Taxes on Distributions and Sale of Fund Shares	–4.34	3.04
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2045 Composite Index	–7.77	4.26

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2050 Fund Institutional Shares
Return Before Taxes	–7.87%	4.03%
Return After Taxes on Distributions	–8.42	3.49
Return After Taxes on Distributions and Sale of Fund Shares	–4.34	3.03
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2050 Composite Index	–7.77	4.26

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2055 Fund Institutional Shares
Return Before Taxes	–7.84%	4.04%
Return After Taxes on Distributions	–8.37	3.51
Return After Taxes on Distributions and Sale of Fund Shares	–4.33	3.04
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2055 Composite Index	–7.77	4.26

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2060 Fund Institutional Shares
Return Before Taxes	–7.88%	4.01%
Return After Taxes on Distributions	–8.40	3.49
Return After Taxes on Distributions and Sale of Fund Shares	–4.37	3.02
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2060 Composite Index	–7.77	4.26

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2065 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jul. 12,
	1 Year	2017)
Vanguard Institutional Target Retirement 2065 Fund Institutional Shares
Return Before Taxes	–7.84%	0.58%
Return After Taxes on Distributions	–8.26	0.11
Return After Taxes on Distributions and Sale of Fund Shares	–4.40	0.40
Comparative Indexes
(reflects no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	2.98%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target Retirement 2065 Composite Index	–7.77	0.65

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement Income Fund Institutional Shares
Return Before Taxes	–1.98%	2.91%
Return After Taxes on Distributions	–2.94	2.10
Return After Taxes on Distributions and Sale of Fund Shares	–1.05	1.94
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.12%
MSCI US Broad Market Index	–5.28	—
Target Income Composite Index	–1.98	3.03

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2015 Fund Institutional Shares
Return Before Taxes	–2.91%	3.29%
Return After Taxes on Distributions	–3.97	2.49
Return After Taxes on Distributions and Sale of Fund Shares	–1.47	2.28
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	—%
MSCI US Broad Market Index	–5.28	6.60
Target 2015 Composite Index	–2.88	3.43

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2020 Fund Institutional Shares
Return Before Taxes	–4.21%	3.60%
Return After Taxes on Distributions	–5.01	2.89
Return After Taxes on Distributions and Sale of Fund Shares	–2.30	2.57
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2020 Composite Index	–4.13	3.76

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2025 Fund Institutional Shares
Return Before Taxes	–5.02%	3.77%
Return After Taxes on Distributions	–5.76	3.10
Return After Taxes on Distributions and Sale of Fund Shares	–2.75	2.73
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2025 Composite Index	–5.01	3.93

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2030 Fund Institutional Shares
Return Before Taxes	–5.82%	3.85%
Return After Taxes on Distributions	–6.50	3.21
Return After Taxes on Distributions and Sale of Fund Shares	–3.19	2.82
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2030 Composite Index	–5.74	4.04

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2035 Fund Institutional Shares
Return Before Taxes	–6.56%	3.93%
Return After Taxes on Distributions	–7.21	3.32
Return After Taxes on Distributions and Sale of Fund Shares	–3.60	2.91
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2035 Composite Index	–6.48	4.14

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2040 Fund Institutional Shares
Return Before Taxes	–7.31%	3.99%
Return After Taxes on Distributions	–7.91	3.42
Return After Taxes on Distributions and Sale of Fund Shares	–4.02	2.99
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2040 Composite Index	–7.23	4.23

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2045 Fund Institutional Shares
Return Before Taxes	–7.87%	4.03%
Return After Taxes on Distributions	–8.43	3.48
Return After Taxes on Distributions and Sale of Fund Shares	–4.34	3.04
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2045 Composite Index	–7.77	4.26

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2050 Fund Institutional Shares
Return Before Taxes	–7.87%	4.03%
Return After Taxes on Distributions	–8.42	3.49
Return After Taxes on Distributions and Sale of Fund Shares	–4.34	3.03
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2050 Composite Index	–7.77	4.26

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2055 Fund Institutional Shares
Return Before Taxes	–7.84%	4.04%
Return After Taxes on Distributions	–8.37	3.51
Return After Taxes on Distributions and Sale of Fund Shares	–4.33	3.04
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2055 Composite Index	–7.77	4.26

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2060 Fund Institutional Shares
Return Before Taxes	–7.88%	4.01%
Return After Taxes on Distributions	–8.40	3.49
Return After Taxes on Distributions and Sale of Fund Shares	–4.37	3.02
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	6.60%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target 2060 Composite Index	–7.77	4.26

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019

Vanguard Institutional Target Retirement 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Institutional Target Retirement Funds

Supplement Dated February 21, 2019, to the Prospectus Dated January 28, 2019

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Institutional Target Retirement 2065 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018
		Since
		Inception
		(Jul. 12,
	1 Year	2017)
Vanguard Institutional Target Retirement 2065 Fund Institutional Shares
Return Before Taxes	–7.84%	0.58%
Return After Taxes on Distributions	–8.26	0.11
Return After Taxes on Distributions and Sale of Fund Shares	–4.40	0.40
Comparative Indexes
(reflects no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	–5.28%	2.98%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	—
Target Retirement 2065 Composite Index	–7.77	0.65

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1673 022019